Warrants (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2017 $ / shares
Class of Warrant or Right [Line Items]
Exercise price	$ 1,250
Expected life	7 years
Expected volatility	38.00%
Dividend yield	0.00%
Risk-free interest rate	1.35%